Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,543
Property, plant and equipment at end of period	3,473	$ 2,543
Carrying amount	2,543	2,543
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,038
Property, plant and equipment at end of period	1,929	1,038
Carrying amount	1,038	1,038
Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	410
Property, plant and equipment at end of period	447	410
Carrying amount	410	410
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,095
Property, plant and equipment at end of period	1,097	1,095
Carrying amount	1,095	1,095
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,659	5,488
Additions	2,318	1,417
Disposals	309	34
Effect of change in exchange rates	456	(212)
Property, plant and equipment at end of period	9,124	6,659
Carrying amount	6,659	5,488
Cost | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,645	2,898
Additions	1,698	849
Disposals	267
Effect of change in exchange rates	237	(102)
Property, plant and equipment at end of period	5,313	3,645
Carrying amount	3,645	2,898
Cost | Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	974	903
Additions	213	127
Disposals	22	25
Effect of change in exchange rates	62	(31)
Property, plant and equipment at end of period	1,227	974
Carrying amount	974	903
Cost | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,040	1,687
Additions	407	441
Disposals	20	9
Effect of change in exchange rates	157	(79)
Property, plant and equipment at end of period	2,584	2,040
Carrying amount	2,040	1,687
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,116	3,091
Depreciation expense	1,512	1,193
Disposals	(309)	(34)
Effect of change in exchange rates	332	(134)
Property, plant and equipment at end of period	5,651	4,116
Carrying amount	4,116	3,091
Depreciation | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,607	2,091
Depreciation expense	887	649
Disposals	(267)
Effect of change in exchange rates	157	(133)
Property, plant and equipment at end of period	3,384	2,607
Carrying amount	2,607	2,091
Depreciation | Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	564	437
Depreciation expense	141	119
Disposals	(22)	(25)
Effect of change in exchange rates	97	33
Property, plant and equipment at end of period	780	564
Carrying amount	564	437
Depreciation | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	945	563
Depreciation expense	484	425
Disposals	(20)	(9)
Effect of change in exchange rates	78	(34)
Property, plant and equipment at end of period	1,487	945
Carrying amount	$ 945	$ 563